Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Sales to Unaffiliated Customers	$ 56,561	$ 54,841	$ 63,591
CHINA
Net Sales to Unaffiliated Customers	46,784	45,854	55,133
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	3,009	2,274	2,022
JAPAN
Net Sales to Unaffiliated Customers	2,535	3,759	4,490
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	2,257	879	288
SINGAPORE
Net Sales to Unaffiliated Customers	1,539	1,398	1,341
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 437	$ 677	$ 317